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                                 Law Offices of
                      Paul, Hastings, Janofsky & Walker LLP
                       555 South Flower Street, 23rd Floor
                              Los Angeles, CA 90071
                            Telephone (213) 683-6000
                            Facsimile (213) 627-0705
                              Internet www.phjw.com


                                January 31, 2001

VIA EDGAR
---------

Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:   CNI Charter Funds
      File Nos. 333-16093 and 811-7923

Sir or Madam:

         On behalf of CNI Charter Funds (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), we hereby certify that the forms of prospectus and statement of additional information which would have been filed by the Registrant pursuant to Rule 497(c) of the Securities Act with respect to the following series of Registrant do not differ from those versions contained in Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A as filed electronically with the Commission on January 26, 2001: the Prime Money Market Fund, the Government Money Market Fund, the California Tax Exempt Money Fund, the Large Cap Growth Equity Fund, the Large Cap Value Equity Fund, the Technology Growth Fund, the Corporate Bond Fund, the Government Bond Fund, the California Tax Exempt Bond Fund and the High Yield Bond Fund.

         Please direct any inquiries regarding this filing to the undersigned at
(213) 683-6125 or to Mitchell E. Nichter at (415) 835-1609.

                                             Sincerely yours,


                                             /s/ Jacob M. Simon
                                    for PAUL, HASTINGS, JANOFSKY & WALKER LLP

cc:      Mitchell E. Nichter, Esq.